SEC Schedule, Article 12-09, Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Guarantee obligations
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 12,361	$ 12,112
increase	135,942	106,587
Decrease	(135,584)	(106,338)
Balance at end of period	12,719	12,361
Provision for chargebacks, net
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	11,980	12,020
increase	121,762	103,196
Decrease	(121,650)	(103,236)
Balance at end of period	$ 12,092	$ 11,980